Related Party Transactions - Summary of Fund Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Equity contributions in cash	₩ 25,603	₩ 24,713	₩ 41,851
Dividend income	15,354	11,146	6,212
Repayment	30,385
PT. Mitra Transaksi Indonesia [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		1,567	5,194
KT-IBKC future investment fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	3,750	(1,050)	7,500
CHAMP IT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			750
Korea Electronic Vehicle Charging Service [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		168	864
Gyeonggi-KT Yoojin Superman Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	1,000	1,000	1,000
K-REALTY CR REIT [member]
Disclosure of transactions between related parties [line items]
Dividend income	10,928	8,932	5,392
Repayment	30,385
K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	21,782	26,725	26,543
Korea information & technology investment fund [member]
Disclosure of transactions between related parties [line items]
Dividend income		1,842	739
MOS GS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		(147)
Dividend income		8	12
MOS Daegu Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		(147)
Dividend income		8	12
MOS Chungcheong Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		(153)
Dividend income		8	12
MOS Gangnam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		(180)
Dividend income		10	10
MOS GB Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		(203)
Dividend income		12	15
MOS BS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		(183)
Dividend income		10	10
MOS Honam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		(206)
Dividend income		10	₩ 10
PHI Healthcare Inc [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		1,000
KT-CKP New Media Investment Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(174)	(1,229)
KT-DSC creative economy youth start-up investment fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(1,800)	(1,800)
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Company [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		(3,423)
JB Emerging Market Specialty Investment Private Equity Trust No one[member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		3,960
Dividend income	69	202
Daiwon Broadcasting Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Dividend income	77	85
Boston Global Film Contents Fund Lp [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		(986)
Gyeonggi KT Green Growth Fund [member]
Disclosure of transactions between related parties [line items]
Dividend income		₩ 19
KT Philippines co. Ltd. {member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	99
Virtua Realm Sendirian Berhad [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	550
KIF Investment Fund [member]
Disclosure of transactions between related parties [line items]
Dividend income	4,280
KT-Smart Factory Investment Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	2,800
KT-SB Venture Investment Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	₩ (2,404)